Segment Disclosure - Schedule of Reconciliation from Adjusted EBITDA to Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting [Abstract]
Adjusted EBITDA	$ 34,363	$ 74,448	$ 48,821
Change in deferred revenue	(61,595)	(30,792)	(510)
Stock-based compensation expense	5,910	3,603	3,284
Depreciation in cost of sales	5,353	9,518	3,760
Depreciation and amortization	11,337	38,724	30,761
Restructuring costs	6,108	5,891	21,174
(Gain) loss on sale of long-lived assets	(84)	(4,151)	88
Impairment of assets			36,367
Interest expense	19,958	21,446	12,761
Foreign exchange loss	11,107	9,904	5,003
Other income	(712)	(759)	(394)
Income (loss) before income taxes	$ 36,981	$ 21,064	$ (63,473)